Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000246525 | 00650F109 | Adaptive Biotechnologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 92538J106 | Vertex, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 532257805 | LightPath Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 925550105 | Viavi Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 302301106 | EZCORP, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 88339P101 | RealReal, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 57142B104 | Marqeta, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 911163103 | United Natural Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Y8162K204 | Star Bulk Carriers Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Communications57142B104
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000216396 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000216396 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216396 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216396 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216396 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	81.40%
C000216396 | Collateral for Securities Loaned31607A703
Holdings [Line Items]
Percent of Total Investments	18.60%
C000216396 | 31607A703Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000216396 | 46435U853Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%